UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 17.3% (10.9% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	A3	$514,090
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	A3	1,334,791
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	A3	616,649
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,761,775
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	711,715
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AA–	1,420,646
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AA–	832,104
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AA–	624,078
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	2,152,243
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	2,118,940
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	1,741,580
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	2,713,805
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	718,742
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – MBIA Insured	7/11 at 101.00	A	976,570
2,875	5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	A	2,632,264
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	806,899
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	641,223
3,545	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	3,614,766
	University, Tender Option Bond Trust 3127, 12.711%, 7/01/40 – AMBAC Insured (IF)
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/09 at 101.00	A	971,570
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	7/09 at 101.00	A	6,949,633
	Mann School, Series 1998, 5.000%, 7/01/28 – MBIA Insured
800	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AAA	871,096
	Queens Baseball Stadium Project, Series 2009, 6.375%, 1/01/39 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BBB	1,687,360
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	2,558,944
1,905	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	2,142,001
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,005,162
9,735	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	A	8,208,649
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	4,184,366

995	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	998,254
	7/01/32 – AMBAC Insured

60,580	Total Education and Civic Organizations			56,509,915

	Health Care – 20.5% (13.0% of Total Investments)
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 100.00	A	5,996,199
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	BBB	5,789,191
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/09 at 100.50	BBB	2,856,360
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,385	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,419,845
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	2,634,928
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/09 at 101.00	BBB	6,502,795
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,007,710
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	A	5,953,087
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
1,235	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,169,594
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
955	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AAA	989,055
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AAA	821,956
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AA	2,556,800
3,210	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AA	3,272,306
2,820	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,979,076
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	2,085,847
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	BBB	12,172,893
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	2,031,683
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	2,842,616
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	3,103,496

67,270	Total Health Care			67,185,437

	Housing/Multifamily – 4.6% (2.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,598,507
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,562,272
5,445	5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA+	5,460,409
1,766	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/09 at 105.00	BBB	1,858,907
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	460,453
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
755	6.100%, 11/01/15 – FSA Insured	11/09 at 100.00	AAA	757,945
3,380	6.125%, 11/01/20 – FSA Insured	11/09 at 100.00	AAA	3,383,211

14,826	Total Housing/Multifamily			15,081,704

	Industrials – 0.9% (0.6% of Total Investments)
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,883,732
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)

	Long-Term Care – 1.7% (1.1% of Total Investments)
5,665	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	A	5,683,298
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured

	Tax Obligation/General – 17.1% (10.8% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	1,521,345
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Baa1	777,370
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	A	2,130,820
14,405	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	12,359,201
	2/15/47 – FGIC Insured
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 –	8/09 at 100.00	AAA	45,204
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
3,730	5.125%, 8/01/25 – MBIA Insured	8/09 at 100.50	AA	3,741,899
5,410	5.375%, 8/01/27 – MBIA Insured	8/09 at 100.50	AA	5,438,889
3,920	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 –	10/09 at 101.00	AA	3,924,351
	MBIA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 –	8/10 at 101.00	AA	3,142,800
	FGIC Insured
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	2,996,889
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
3,250	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	3,377,368
1,650	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,703,427
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 – MBIA Insured	10/09 at 102.00	A+	102,282
100	5.375%, 4/15/19 – MBIA Insured	10/09 at 102.00	A+	102,282
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,174,512
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,166,496
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,173,734
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,184,803
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,189,958
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	931,494
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – MBIA Insured	No Opt. Call	A	784,010
735	5.250%, 10/01/21 – MBIA Insured	No Opt. Call	A	794,719
730	5.250%, 10/01/22 – MBIA Insured	No Opt. Call	A	783,553
730	5.250%, 10/01/23 – MBIA Insured	No Opt. Call	A	780,494
730	5.250%, 10/01/24 – MBIA Insured	No Opt. Call	A	779,063
730	5.250%, 10/01/25 – MBIA Insured	No Opt. Call	A	778,655
725	5.250%, 10/01/26 – MBIA Insured	No Opt. Call	A	771,719
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – MBIA Insured	8/15 at 100.00	A	2,103,539

55,607	Total Tax Obligation/General			55,760,876

	Tax Obligation/Limited – 47.9% (30.4% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AA–	7,238,028
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,716,928
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	711,185
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,726,593
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	7,892,904
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,140,881
	2005F, 5.000%, 3/15/21 – FSA Insured

	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,283,739
1,225	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,273,192
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,753,312
	City School District project, Series 2004, 5.750%, 5/01/26 – FSA Insured (UB)
2,390	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	2,466,623
	City School District project, Series 2008A, 5.750%, 5/01/28 – FSA Insured (UB)
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	7,779,348
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,636,275
	5.250%, 11/15/25 – FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	4,763,116
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AA–	3,101,250
5,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA–	5,143,200
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,380,249
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,053,362
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	2,257,600
	Series 2002, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,137,480
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,608,298
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,599,920
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	3,780,504
1,960	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,027,953
5,420	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,533,170
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,522,875
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	5,553,128
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 – MBIA Insured	11/11 at 101.00	AAA	3,057,585
1,000	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	1,081,850
5,930	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	6,283,843
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	3,279,511
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,110,420
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,603,460
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bond Trust 3126:
820	13.354%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	873,710
4,290	12.203%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	4,315,011
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	A	898,468
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	A	941,638
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	A	989,482
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	A	1,016,188
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%,	7/15 at 100.00	AAA	1,647,905
	1/01/30 – FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,030,600
	2004, 5.000%, 4/01/22 – MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,466,048
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,561,365
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,022,730
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	11,225,873
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,007,590
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,591,249
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	508,150
	2005B, 5.000%, 3/15/30 – FSA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,199,760
	2002E, 5.500%, 7/01/18 – FSA Insured

152,075	Total Tax Obligation/Limited			156,793,549

	Transportation – 8.9% (5.7% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	6,196,020
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,014,840
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	A	1,369,990
4,575	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	A	4,593,026
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,739,004
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	424,460
955	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	978,932
	FGIC Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	10/09 at 101.00	AA–	2,276,400
	Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,686,909
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	1,207,978
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	Aa3	1,769,830
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	Aa3	3,911,606

28,630	Total Transportation			29,168,995

	U.S. Guaranteed – 14.4% (9.1% of Total Investments) (4)
2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AA (4)	2,029,400
	2000B, 6.000%, 8/01/24 (Pre-refunded 8/01/09) – MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	Aa3 (4)	2,496,372
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	Aa3 (4)	1,871,029
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/09 at 106.27	Baa1 (4)	656,253
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	Baa2 (4)	716,135
700	5.250%, 10/01/19 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	Baa2 (4)	715,694
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,101,070
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,101,070
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/11 at 100.00	N/R (4)	5,097,033
	1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	12,505,897
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,565,400
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	3,709,388

820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	920,975
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,336,180
	4/01/19 (Pre-refunded 4/01/12) – FSA Insured
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,383,580
	Facilities, Series 2000C, 5.125%, 1/01/23 (Pre-refunded 1/01/11) – FSA Insured

43,035	Total U.S. Guaranteed			47,205,476

	Utilities – 11.4% (7.2% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,916,240
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,794,240
15,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	6,303,600
3,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	1,181,160
4,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	1,651,185
3,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	1,017,990
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,016,320
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	6,044,678
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	7,761,609
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	714,083
	5.000%, 12/01/35 – CIFG Insured
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/09 at 101.00	A	5,244,840
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	687,726
	11/15/19 – FGIC Insured

57,645	Total Utilities			37,333,671

	Water and Sewer – 7.2% (4.5% of Total Investments)
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/15 at 100.00	AAA	6,029,698
	Bonds, Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
3,455	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	3,444,773
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
1,245	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,312,404
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	1,290,158
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 (Mandatory put 6/15/10) – NPFG Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,974,080
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	7,230,711
	6/01/28 – MBIA Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A3	1,093,837
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured

24,175	Total Water and Sewer			23,375,661

$ 513,223	Total Long-Term Municipal Bonds (cost $492,557,758) – 151.9% (96.2% of Total Investments)			496,982,314

	Short-Term Investments – 6.1% (3.8% of Total Investments)
	Municipal Bonds – 1.5% (0.9% of Total Investments)
	Tax Obligation/Limited – 1.5% (0.9% of Total Investments)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/09 at 100.00	A–	5,000,000
	Demand Revenue Obligations, Series 2008A, 0.800%, 11/01/31 – FSA Insured (5)

	Euro Dollar Time Deposits – 4.6% (2.9% of Total Investments)
14,868	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	14,868,407

$ 19,868	Total Short-Term Investments (cost $19,868,407)			19,868,407

	Total Investments (cost $512,426,165) – 158.0%			516,850,721

	Floating Rate Obligations – (10.2)%			(33,510,000)

	Other Assets Less Liabilities – 2.3%			7,722,262

	Auction Rate Preferred Shares, at Liquidation Value – (50.1)% (6)			(163,900,000)

	Net Assets Applicable to Common Shares – 100%			$327,162,983

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$496,982,314	$ —	$496,982,314
Short-Term Investments	14,868,407	5,000,000	—	19,868,407

Total	$14,868,407	$501,982,314	$ —	$516,850,721

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $478,722,879.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$13,785,348
Depreciation	(9,176,497)

Net unrealized appreciation (depreciation) of investments	$ 4,608,851

Primarily all of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009